Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Current Assets
Cash	$ 14,365,889	$ 548,151
Restricted cash	1,678,928	1,617,000
Short-term deposit	2,747,337
Accounts receivable, net	13,802,588	10,758,119
Advances to suppliers, net	13,071,571	23,371,852
Inventories, net	845,002	583,639
Other current assets	129,577	143,410
Total current assets	46,640,892	37,022,171
Property, plant and equipment, net	265,247	265,895
Intangible assets, net	61,834	80,642
Operating lease right-of-use assets, net	737,222	823,038
Total Assets	47,705,195	38,191,746
Current Liabilities
Short-term bank loans	1,968,925	2,058,000
Bank acceptance notes payable	3,357,856	3,234,000
Accounts payable	261,611	413,255
Due to related parties	2,019,088	1,716,270
Operating lease liabilities - current	145,647	138,850
Other current liabilities	156,209	807,012
Total current liabilities	7,909,336	8,367,387
Operating lease liabilities - non-current	577,018	669,202
Total Liabilities	8,486,354	9,036,589
Equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 27,583,770 shares issued and outstanding at March 31, 2021; and 20,000,000 shares authorized, 20,517,703 shares issued and outstanding at September 30, 2020	27,584	20,518
Additional paid-in capital	27,842,612	20,335,228
Statutory reserve	975,309	972,092
Retained earnings	8,129,825	6,770,426
Accumulated other comprehensive income(loss)	1,340,887	186,912
Total Farmmi, Inc.'s Stockholders' Equity	38,316,217	28,285,176
Noncontrolling Interest	902,624	869,981
Total Equity	39,218,841	29,155,157
Total Liabilities and Equity	$ 47,705,195	$ 38,191,746